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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811- 08553

Evergreen International Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street

Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:     (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund, for the quarter ended January 31, 2008. These six series have an October 31 fiscal year end.

Date of reporting period:      January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 95.9%
CONSUMER DISCRETIONARY 7.8%
Automobiles 1.0%
Astra International	Indonesia	2,195,000	$6,603,453

Hotels, Restaurants & Leisure 1.4%
Alsea SA de CV ρ	Mexico	1,427,600	1,759,435
Genting Berhad	Malaysia	1,258,500	2,875,071
Home Inns & Hotels Management, Inc., ADR ρ	Cayman Islands	10,000	279,900
Resorts World Berhad	Malaysia	3,700,000	4,478,022

			9,392,428

Household Durables 0.3%
Gafisa SA, ADR * ρ	Brazil	65,000	2,263,950

Media 3.1%
Astro All Asia Networks plc	United Kingdom	2,311,500	2,765,693
Grupo Clarin SA, Class B, GDR 144A	Argentina	117,392	1,760,880
Grupo Televisa SA de CV, ADR ρ	Mexico	566,500	12,627,285
Net Servicos De Comunicacao SA, ADR ρ	Brazil	302,576	3,558,294

			20,712,152

Multi-line Retail 1.7%
Lojas Renner SA	Brazil	280,000	4,396,655
Lotte Shopping Co. ρ	South Korea	14,500	5,117,927
Marisa SA	Brazil	650,000	2,163,339

			11,677,921

Textiles, Apparel & Luxury Goods 0.3%
Texwinca Holdings, Inc. ρ	Bermuda	2,950,000	2,254,197

CONSUMER STAPLES 9.8%
Beverages 2.5%
Fomento Economico Mexicano SA de CV, Ser. B, ADR	Mexico	240,000	8,680,800
Lotte Chilsung Beverage Co., Ltd.	South Korea	1,000	1,164,796
Thai Beverage plc	Thailand	17,000,000	2,890,876
Tsingtao Brewery Co., Ltd. ρ	China	1,134,000	3,983,076

			16,719,548

Food & Staples Retailing 1.4%
C.P. 7- Eleven Public Co., Ltd.	Thailand	16,069,400	5,256,687
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR ρ	Brazil	66,200	2,421,596
Wal-Mart de Mexico SA de CV	Mexico	600,000	2,160,236

			9,838,519

Food Products 4.1%
Astra Argo Lestari	Indonesia	1,018,500	3,391,211
CJ CheilJedang Corp. ρ	South Korea	22,199	6,889,937
Cosan, Ltd., Class A ρ	Bermuda	75,000	1,080,000
Cresud S.A.C.I.F., ADR ρ	Argentina	80,000	1,382,400
Lotte Confectionery Co., Ltd.	South Korea	4,200	6,718,830
PPB Group Berhad	Malaysia	700,100	2,338,119
Tiger Brands, Ltd.	South Africa	140,000	2,839,340
Universal Robina	Philippines	10,500,000	3,386,373

			28,026,210

Household Products 1.1%
Hindustan Lever, Ltd.	India	1,370,000	7,412,062

Personal Products 0.4%
Natura Cosmeticos SA	Brazil	300,000	2,901,519

Tobacco 0.3%
Gudang Garam	Indonesia	2,500,000	2,213,377

1

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY 15.5%
Oil, Gas & Consumable Fuels 15.5%
Cairn Energy plc *	India	800,110	$4,061,199
CNOOC, Ltd., ADR ρ	Hong Kong	45,000	6,557,850
Eurasia Drilling Co., Ltd., GDR	Russia	75,000	1,725,000
Integra Group Holdings, GDR	Russia	40,000	531,244
Kazmunaigas Exploration and Production, GDR * 144A	Kazakhstan	70,000	1,834,553
Kazmunaigas Exploration and Production, GDR *	Kazakhstan	200,000	5,241,580
Novatek OAO, GDR	Russia	70,000	4,645,013
OAO Gazprom, ADR *	Russia	320,000	15,478,811
OAO LUKOIL, ADR	Russia	185,000	12,834,578
Oil & Natural Gas Corp., Ltd.	India	150,000	3,938,482
PetroChina Co., Ltd., ADR ρ	China	23,500	3,342,405
Petroleo Brasileiro SA, ADR	Brazil	110,000	10,264,100
Petroleo Brasileiro SA, ADR – Frankfurt Exchange	Brazil	121,000	13,447,940
PTT Exploration & Production plc	Thailand	750,000	3,339,391
PTT Public Co.	Thailand	200,000	1,991,421
Reliance Industries, Ltd., GDR 144A	India	60,000	7,380,000
Sasol, Ltd., ADR ρ	South Africa	190,000	9,129,500

			105,743,067

FINANCIALS 18.8%
Capital Markets 0.3%
Daishin Securities Co., Ltd., GDR	South Korea	300,000	1,944,000

Commercial Banks 12.8%
Banco Bradesco SA, ADR	Brazil	125,000	3,390,000
Banco do Brasil SA	Brazil	365,000	6,073,989
Banco Macro Bansud SA, ADR ρ	Argentina	68,493	1,623,969
Bangkok Bank	Thailand	700,000	2,599,722
Bank Hapoalim, Ltd.	Israel	1,300,000	6,012,374
China Citic Bank * ρ	China	3,000,000	1,755,213
Credicorp, Ltd.	Bermuda	50,000	3,581,000
First Financial Holding Co., Ltd.	Taiwan	3,384,589	2,770,754
Grupo Financiero Banorte SA de CV, Ser. O ρ	Mexico	884,236	3,673,382
Grupo Financiero Galicia SA, ADR * ρ	Argentina	80,000	508,800
ICICI Bank, Ltd., ADR	India	102,500	6,227,900
Industrial & Commercial Bank of China, Ltd. ρ	China	4,307,000	2,569,622
Kookmin Bank	South Korea	52,687	3,487,888
Kookmin Bank, ADR	South Korea	100,000	6,650,000
Malayan Banking Berhad	Malaysia	1,123,500	4,120,580
Metropolitan Bank & Trust Co.	Philippines	2,100,000	2,088,672
Nedcor, Ltd.	South Africa	200,000	2,947,686
PT Bank Central Asia Terbuka	Indonesia	8,000,000	3,129,556
Sberbank RF	Russia	1,953,000	7,072,914
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,346,175
Standard Bank Group, Ltd.	South Africa	350,000	4,199,315
Turkiye Is Bankasi AS	Turkey	1,040,499	5,221,265
Unibanco-Uniao de Bancos Brasileiros SA, GDR	Brazil	39,000	5,101,200

			87,151,976

Diversified Financial Services 2.4%
Ayala Corp.	Philippines	336,036	3,970,094
Bovespa Holding SA	Brazil	300,000	4,386,414
Reliance Capital, Ltd.	India	24,473	1,201,169
Yuanta Financial Holding Co., Ltd. *	Taiwan	9,090,500	6,935,826

			16,493,503

Insurance 1.6%
Cathay Financial Holding Co., Ltd.	Taiwan	4,600,327	10,809,374

2

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 1.7%
Brascan Residential Properties SA	Brazil	550,000	$2,844,342
IRSA Inversiones y Representaciones SA, GDR *	Argentina	255,000	3,286,950
KLCC Property Holdings	Malaysia	3,387,900	3,466,288
Sao Carlos Empreendimentos E. Participacoes SA *	Brazil	258,900	2,235,935

			11,833,515

HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	4,604,000

INDUSTRIALS 9.1%
Air Freight & Logistics 0.4%
Sinotrans, Ltd.	China	7,500,000	2,564,484

Commercial Services & Supplies 0.9%
104 Corp. +	Taiwan	799,000	2,709,871
51job, Inc., ADR * ρ	Cayman Islands	215,696	3,835,075

			6,544,946

Industrial Conglomerates 3.3%
Barloworld, Ltd.	South Africa	113,000	1,341,188
CJ Corp. ρ	South Korea	37,799	2,835,211
Dogan Sirketler Grubu Holding AS *	Turkey	1,561,704	2,156,771
Far Eastern Textile, Ltd.	Taiwan	3,098,600	4,334,145
KOC Holding AS *	Turkey	648,600	2,595,455
Sime Darby Berhad	Malaysia	2,136,238	7,790,946
SM Investments Corp.	Philippines	218,216	1,643,486

			22,697,202

Machinery 1.9%
First Tractor Co., Ltd.	China	2,000,000	979,144
Hyundai Heavy Industries Co., Ltd.	South Korea	14,000	4,756,326
Samsung Heavy Industries Co., Ltd.	South Korea	120,000	3,243,287
Tata Motors, Ltd., ADR ρ	India	211,541	3,913,509

			12,892,266

Trading Companies & Distributors 0.9%
Samsung Corp.	South Korea	111,833	5,948,356

Transportation Infrastructure 1.7%
China Merchants Holdings International Co. ρ	China	2,300,000	8,126,725
Sichuan Expressway Co., Ltd.	Hong Kong	9,500,000	3,593,583

			11,720,308

INFORMATION TECHNOLOGY 11.7%
Computers & Peripherals 1.6%
ASUSTeK Computer, Inc.	Taiwan	2,100,015	5,429,420
Avermedia Technologies, Inc.	Taiwan	1,445,624	1,859,969
Tatung Co., Ltd. *	Taiwan	7,502,000	3,762,668

			11,052,057

Electronic Equipment & Instruments 0.6%
Hon Hai Precision Industry Co., Ltd.	Taiwan	389,812	2,108,496
Johnson Electrical Holdings, Inc. ρ	Bermuda	5,000,000	2,433,553

			4,542,049

Internet Software & Services 2.4%
KTHitel Co., Ltd. *	South Korea	300,000	2,432,426
SINA Corp. * ρ	Cayman Islands	330,000	13,101,000
Webzen, Inc., ADR * ρ	South Korea	200,000	674,000

			16,207,426

3

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Infosys Technologies, Ltd., ADR ρ	India	90,000	$3,726,000
Redecard SA *	Brazil	300,000	4,352,279

			8,078,279

Semiconductors & Semiconductor Equipment 5.9%
MediaTek, Inc.	Taiwan	100,000	974,272
Realtek Semiconductor Corp.	Taiwan	1,897,500	5,829,726
Samsung Electronics Co., Ltd.	South Korea	28,500	18,273,929
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,943,163	3,698,224
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	481,825	4,471,336
United Microelectronics Corp.	Taiwan	12,513,964	6,886,590

			40,134,077

MATERIALS 8.9%
Chemicals 0.3%
Freeworld Coatings, Ltd. *	South Africa	83,000	94,130
ICL-Israel Chemicals, Ltd.	Israel	50,000	646,770
Mosaic Co. *	United States	10,000	910,100

			1,651,000

Construction Materials 0.6%
Pretoria Portland Cement Co., Ltd.	South Africa	249,007	1,249,855
Ultratech Cement, Ltd.	India	129,923	2,805,775

			4,055,630

Metals & Mining 8.0%
Anglo Platinum, Ltd.	South Africa	41,905	6,050,537
AngloGold Ashanti, Ltd., ADR ρ	South Africa	63,367	2,634,166
Companhia Vale do Rio Doce, ADR	Brazil	223,700	6,706,526
Companhia Vale do Rio Doce, ADR – Frankfurt Exchange	Brazil	310,000	8,069,300
Gold Fields, Ltd.	South Africa	48,915	731,685
Gold Fields, Ltd., ADR ρ	South Africa	380,000	5,711,400
Grupo Mexico SA de CV	Mexico	1,100,000	6,448,397
Hindalco Industries, Ltd.	India	150,000	635,322
Impala Platinum Holdings, Ltd.	South Africa	179,904	6,727,621
Jiangxi Copper Co., Ltd. ρ	China	522,000	944,004
JSC MMC Norilsk Nickel Group, ADR	Russia	21,000	5,128,326
Novolipet Steel Corp., GDR	Russia	40,000	1,483,259
Novolipet Steel Corp., GDR – London Exchange	Russia	20,000	718,434
POSCO	South Korea	5,000	2,708,555

			54,697,532

TELECOMMUNICATION SERVICES 12.6%
Diversified Telecommunication Services 3.9%
Brasil Telecom Participacoes SA	Brazil	30,000	2,094,600
China Netcom Group Corp., Ltd. ρ	Hong Kong	1,150,000	3,603,187
KT Corp., ADR *	South Korea	616,500	16,368,075
Maxcom Telecomunicaciones SA de CV, ADR ρ	Mexico	100,000	1,249,000
PT Telekomunikasi Indonesia, ADR	Indonesia	15,000	605,400
Telefonica Data Argentina SA * ☐ +	Argentina	2,800	0
Telefonica de Argentina SA, ADR ρ	Argentina	46,400	586,960
Telkom SA, Ltd.	South Africa	103,500	1,948,865

			26,456,087

4

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 8.7%
America Movil SA de CV, Ser. L, ADR	Mexico	200,000	$11,982,000
Bharti Airtel, Ltd.	India	150,000	3,314,068
China Mobile, Ltd.	Hong Kong	420,000	6,219,555
China Unicom, Ltd., ADR ρ	Hong Kong	620,000	14,700,200
MTN Group, Ltd.	South Africa	409,932	6,511,923
Reliance Communication Ventures, Ltd.	India	207,792	3,218,805
Sistema JSFC, GDR *	Russia	140,000	4,991,461
SK Telecom Co., Ltd.	South Korea	8,720	1,988,570
SK Telecom Co., Ltd., ADR *	South Korea	20,000	496,600
Tim Participacoes SA	Brazil	469,200	2,293,012
Tim Participacoes SA, ADR ρ	Brazil	96,696	3,692,820

			59,409,014

UTILITIES 1.0%
Electric Utilities 1.0%
Companhia Energetica de Minas Gerais ρ	Brazil	161,000	2,564,730
Korea Electric Power Corp.	South Korea	106,000	4,254,552

			6,819,282

Total Common Stocks (cost $447,580,949)			654,064,766

PREFERRED STOCKS 2.3%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
OAO Transneft, Var. Rate Pfd.	Russia	1,000	1,670,508

FINANCIALS 0.9%
Commercial Banks 0.9%
Banco Estado Rio Grande Sul, Class B, Var. Rate Pfd.	Brazil	720,000	4,014,337
BanColombia SA, ADR, Var. Rate Pfd. ρ	Colombia	65,000	2,171,650

			6,185,987

UTILITIES 1.1%
Electric Utilities 1.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	610,000	7,732,150

Total Preferred Stocks (cost $12,961,265)			15,588,645

RIGHTS 0.0%
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
True Corp., Expiring 04/03/2008 * 8 + (cost $0)	Thailand	103,579	0

EXCHANGE TRADED FUND 0.4%
iShares MSCI Taiwan Index Fund ρ (cost $2,892,520)	United States	200,000	2,750,000

SHORT-TERM INVESTMENTS 16.3%
MUTUAL FUND SHARES 16.3%
Navigator Prime Portfolio, 3.92% § ρρ (cost $111,473,040)	United States	111,473,040	111,473,040

Total Investments (cost $574,907,774) 114.9%			783,876,451
Other Assets and Liabilities (14.9%)			(101,833,545)

Net Assets 100.0%			$682,042,906

ρ	All or a portion of this security is on loan.
*	Non-income producing security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwised.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

5

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

Brazil	15.9%
South Korea	14.6%
Taiwan	9.3%
Russia	8.4%
South Africa	7.7%
Mexico	7.2%
India	7.1%
Hong Kong	5.2%
Malaysia	3.7%
China	3.6%
Cayman Islands	2.6%
Thailand	2.4%
Indonesia	2.4%
Israel	1.7%
Philippines	1.6%
Turkey	1.5%
Bermuda	1.4%
Argentina	1.4%
Kazakhstan	1.1%
United States	0.5%
United Kingdom	0.4%
Colombia	0.3%

100.0%

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $575,728,671. The gross unrealized appreciation and depreciation on securities based on tax cost was $228,160,064 and $20,012,284, respectively, with a net unrealized appreciation of $208,147,780.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest (only include this wording if the fund lends fixed income securities). In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.3%
CONSUMER DISCRETIONARY 9.2%
Auto Components 0.7%
Aisin Seiki Co., Ltd.	Japan	6,900	$278,862
Compagnie Generale des Etablissements Michelin, Class B	France	3,381	324,162
Denso Corp.	Japan	6,900	249,155

			852,179

Automobiles 1.8%
Daimler AG	Germany	9,490	741,482
Toyota Motor Corp.	Japan	25,500	1,385,641

			2,127,123

Hotels, Restaurants & Leisure 1.0%
Carnival Corp. ρ	Panama	4,669	207,724
Compass Group plc	United Kingdom	53,620	339,357
Darden Restaurants, Inc.	United States	7,454	211,097
McDonald’s Corp.	United States	6,651	356,161

			1,114,339

Household Durables 0.7%
Makita Corp.	Japan	12,700	471,111
Whirlpool Corp. ρ	United States	3,654	310,992

			782,103

Internet & Catalog Retail 0.3%
Amazon.com, Inc. *	United States	4,537	352,525

Media 2.4%
Gestevision Telecinco SA	Spain	10,340	220,942
Omnicom Group, Inc. ρ	United States	10,190	462,320
Singapore Press Holdings, Ltd.	Singapore	94,000	292,639
Time Warner, Inc.	United States	21,178	333,342
Viacom, Inc., Class B *	United States	9,709	376,321
Vivendi SA	France	16,974	682,230
Walt Disney Co. ρ	United States	14,471	433,117

			2,800,911

Specialty Retail 1.4%
Aoyama Trading Co., Ltd.	Japan	12,000	270,733
Best Buy Co., Inc.	United States	8,754	427,283
H&M Hennes & Mauritz AB, Class B	Sweden	8,210	444,299
Inditex SA	Spain	8,820	442,217

			1,584,532

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	United States	6,267	200,857
Compagnie Financiere Richemont SA	Switzerland	5,090	290,342
Nike, Inc., Class B ρ	United States	7,793	481,296

			972,495

CONSUMER STAPLES 9.8%
Beverages 2.5%
Asahi Breweries, Ltd.	Japan	30,000	533,907
Carlsberg A/S	Denmark	3,740	394,636
Coca-Cola Enterprises, Inc.	United States	12,472	287,729
Coca-Cola Hellenic Bottling Co. SA	Greece	10,900	456,453
Heineken NV	Netherlands	6,440	361,393
Molson Coors Brewing Co., Class B ρ	United States	7,078	316,174
PepsiCo, Inc.	United States	8,080	550,975

			2,901,267

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 2.0%
Kroger Co. ρ	United States	14,244	$362,510
Wal-Mart Stores, Inc.	United States	17,631	897,065
Walgreen Co.	United States	5,915	207,676
William Morrison Supermarket plc	United Kingdom	75,910	454,386
Woolworths, Ltd.	Australia	13,840	361,367

			2,283,004

Food Products 1.7%
Archer Daniels Midland Co.	United States	8,612	379,358
Nestle SA	Switzerland	3,520	1,569,065

			1,948,423

Household Products 1.5%
Procter & Gamble Co.	United States	18,436	1,215,854
Reckitt Benckiser Group plc	United Kingdom	9,820	513,987

			1,729,841

Tobacco 2.1%
Altria Group, Inc.	United States	11,646	883,000
British American Tobacco plc	United Kingdom	29,300	1,049,201
Japan Tobacco, Inc.	Japan	93	494,655

			2,426,856

ENERGY 10.4%
Energy Equipment & Services 1.2%
ENSCO International, Inc. ρ	United States	8,571	438,150
National Oilwell Varco, Inc. *	United States	6,984	420,646
Noble Corp.	United States	8,549	374,190
Schlumberger, Ltd.	Netherlands Antilles	2,401	181,179

			1,414,165

Oil, Gas & Consumable Fuels 9.2%
BP plc	United Kingdom	114,767	1,217,282
Chevron Corp.	United States	13,463	1,137,623
ConocoPhillips	United States	5,216	418,949
EnCana Corp.	Canada	9,500	626,893
ENI SpA	Italy	44,510	1,432,742
Exxon Mobil Corp.	United States	28,970	2,503,008
Marathon Oil Corp.	United States	8,531	399,677
OMV AG	Austria	4,410	316,629
Petro-Canada	Canada	10,000	454,913
Repsol YPF SA	Spain	9,970	317,572
Royal Dutch Shell plc, Class B	United Kingdom	27,660	956,824
Statoil ASA	Norway	15,290	399,079
Valero Energy Corp.	United States	7,808	462,156

			10,643,347

FINANCIALS 19.6%
Capital Markets 2.4%
ASX, Ltd.	Australia	8,300	359,145
Daiwa Securities Group, Inc.	Japan	45,000	397,433
Deutsche Bank AG	Germany	6,741	760,916
Goldman Sachs Group, Inc.	United States	3,367	675,993
Morgan Stanley	United States	6,046	298,854
State Street Corp.	United States	3,921	321,992

			2,814,333

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 7.6%
Australia & New Zealand Banking Group, Ltd.	Australia	31,430	$746,497
Banco Santander Central Hispano SA	Spain	22,040	386,131
BNP Paribas SA	United States	10,238	1,010,955
BOC Hong Kong Holdings, Ltd.	Hong Kong	260,000	653,745
Canadian Imperial Bank of Commerce	Canada	3,050	222,733
Credit Agricole SA	France	16,270	500,475
Dexia SA	Belgium	19,030	460,490
Hang Seng Bank, Ltd.	Hong Kong	16,700	335,784
HBOS plc	United Kingdom	40,700	562,030
Mitsubishi UFJ Financial Group, Inc.	Japan	30,000	296,725
Mizuho Financial Group, Inc.	Japan	38	179,857
Nordea Bank AB	Sweden	40,140	542,698
Royal Bank of Canada	Canada	12,900	651,398
Royal Bank of Scotland Group plc	United Kingdom	109,940	839,809
Sumitomo Mitsui Financial Group, Inc.	Japan	28	220,969
Sumitomo Trust & Banking Co., Ltd.	Japan	52,000	329,976
Wells Fargo & Co. ρ	United States	23,749	807,704

			8,747,976

Diversified Financial Services 3.7%
Bank of America Corp.	United States	25,917	1,149,419
Citigroup, Inc.	United States	30,215	852,667
Hong Kong Exchanges & Clearing, Ltd. ρ	Hong Kong	21,000	436,271
ING Groep NV	Netherlands	22,980	747,232
JPMorgan Chase & Co.	United States	22,648	1,076,912

			4,262,501

Insurance 4.7%
ACE, Ltd.	Cayman Islands	12,418	724,466
Aegon NV	Netherlands	30,850	459,899
Allianz SE	Germany	3,910	703,316
American International Group, Inc.	United States	6,859	378,343
Aviva plc	United Kingdom	35,720	447,349
AXA SA	France	23,680	810,740
MetLife, Inc. ρ	United States	9,235	544,588
Millea Holdings, Inc.	Japan	7,500	285,955
Old Mutual plc	United Kingdom	175,510	437,289
Travelers Companies, Inc.	United States	14,204	683,212

			5,475,157

Real Estate Investment Trusts 0.9%
Corio NV	Netherlands	4,910	404,002
Nippon Building Fund, Inc.	Japan	15	175,870
Simon Property Group, Inc.	United States	4,737	423,393

			1,003,265

Real Estate Management & Development 0.3%
Wharf Holdings, Ltd.	Hong Kong	62,000	339,161

HEALTH CARE 10.2%
Biotechnology 1.5%
Amgen, Inc. *	United States	8,388	390,797
CSL, Ltd.	Australia	23,690	737,810
Genentech, Inc. *	United States	4,144	290,868
Genzyme Corp. *	United States	4,409	344,475

			1,763,950

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	United States	9,900	$601,326
Becton, Dickinson & Co.	United States	3,771	326,305
Olympus Corp.	Japan	11,800	395,023
St. Jude Medical, Inc. *	United States	6,512	263,801
Terumo Corp.	Japan	8,800	477,976

			2,064,431

Health Care Providers & Services 1.4%
Aetna, Inc.	United States	6,716	357,694
McKesson Corp.	United States	6,226	390,931
UnitedHealth Group, Inc.	United States	11,463	582,779
WellPoint, Inc. *	United States	2,922	228,500

			1,559,904

Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. *	United States	5,011	258,016

Pharmaceuticals 5.3%
AstraZeneca plc	United Kingdom	11,100	462,970
Eli Lilly & Co.	United States	7,653	394,283
GlaxoSmithKline plc	United Kingdom	24,714	583,260
Johnson & Johnson	United States	19,113	1,209,088
Novo Nordisk AS	Denmark	6,240	391,533
Pfizer, Inc.	United States	37,633	880,236
Roche Holding AG	Switzerland	3,904	705,462
Sanofi-Aventis SA	France	8,670	705,234
Takeda Pharmaceutical Co., Ltd.	Japan	13,300	806,617

			6,138,683

INDUSTRIALS 11.5%
Aerospace & Defense 2.7%
BAE Systems plc	United Kingdom	50,610	471,455
Boeing Co.	United States	5,629	468,220
General Dynamics Corp.	United States	5,219	440,797
L-3 Communications Holdings, Inc.	United States	5,263	583,298
Lockheed Martin Corp.	United States	5,058	545,859
Northrop Grumman Corp.	United States	7,676	609,168

			3,118,797

Air Freight & Logistics 0.5%
TNT NV	Netherlands	9,890	365,908
United Parcel Service, Inc., Class B	United States	3,543	259,206

			625,114

Building Products 0.2%
Asahi Glass Co., Ltd.	Japan	21,000	261,459

Commercial Services & Supplies 0.5%
Experian Group, Ltd.	United Kingdom	36,670	323,738
Manpower, Inc. ρ	United States	4,443	249,963

			573,701

Construction & Engineering 0.6%
Daito Trust Construction Co.	Japan	4,300	231,066
Skanska AB, Class B	Sweden	26,690	457,116

			688,182

Electrical Equipment 1.3%
Abb, Ltd.	Switzerland	17,940	447,685
Alstom SA	France	2,430	490,058

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment continued
Mitsubishi Electric Corp.	Japan	24,000	$223,390
Vestas Wind Systems AS	Denmark	3,040	294,439

			1,455,572

Industrial Conglomerates 2.3%
DCC plc	Ireland	901	25,233
General Electric Co.	United States	42,552	1,506,767
Keppel Corp., Ltd.	Singapore	49,000	400,661
Orkla ASA	Norway	32,490	428,491
Siemens AG	Germany	2,640	341,661

			2,702,813

Machinery 1.4%
Atlas Copco AB	Sweden	21,130	302,395
Eaton Corp. ρ	United States	5,308	439,290
MAN AG	Germany	3,310	410,596
Paccar, Inc.	United States	10,201	478,631

			1,630,912

Marine 0.7%
Nippon Yusen Kabushiki Kaisha	Japan	41,000	334,450
Orient Overseas International, Ltd.	Bermuda	69,200	425,102

			759,552

Road & Rail 0.4%
CSX Corp.	United States	10,174	493,235

Trading Companies & Distributors 0.9%
Mitsui & Co., Ltd.	Japan	28,000	575,546
Sumitomo Corp.	Japan	34,000	469,235

			1,044,781

INFORMATION TECHNOLOGY 12.1%
Communications Equipment 1.8%
Cisco Systems, Inc. *	United States	23,154	567,273
Corning, Inc.	United States	9,383	225,849
Nokia Corp.	Finland	31,330	1,150,847
QUALCOMM, Inc.	United States	3,285	139,350

			2,083,319

Computers & Peripherals 3.1%
Apple, Inc. *	United States	5,404	731,485
Dell, Inc. *	United States	11,603	232,524
Hewlett-Packard Co.	United States	18,734	819,612
International Business Machines Corp.	United States	11,390	1,222,603
Seagate Technology, Inc. ρ	Cayman Islands	11,043	223,842
Wincor Nixdorf AG	Germany	3,780	290,461

			3,520,527

Internet Software & Services 1.1%
eBay, Inc. * ρ	United States	13,880	373,233
Google, Inc., Class A *	United States	689	388,803
Open Text Corp.	Canada	7,000	217,387
Tencent Holdings, Ltd.	Cayman Islands	39,000	232,880

			1,212,303

IT Services 0.9%
Accenture, Ltd., Class A ρ	Bermuda	13,239	458,334
Fujitsu, Ltd.	Japan	45,000	290,983
Indra Sistemas SA	Spain	11,740	302,794

			1,052,111

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Office Electronics 0.4%
Canon, Inc.	Japan	8,800	$379,302
Xerox Corp.	United States	8,320	128,128

			507,430

Semiconductors & Semiconductor Equipment 1.6%
Applied Materials, Inc.	United States	19,212	344,279
ASML Holding NV	Netherlands	6,314	168,040
Intel Corp.	United States	30,757	652,049
MEMC Electronic Materials, Inc. *	United States	6,166	440,622
Texas Instruments, Inc. ρ	United States	8,940	276,514

			1,881,504

Software 3.2%
Adobe Systems, Inc. *	United States	8,093	282,689
Microsoft Corp.	United States	48,854	1,592,641
Nintendo Co., Ltd.	Japan	900	449,298
Oracle Corp. *	United States	33,704	692,617
SAP AG	Germany	7,670	369,031
Thomson Corp.	Canada	10,000	357,310

			3,743,586

MATERIALS 6.1%
Chemicals 1.4%
Air Products & Chemicals, Inc.	United States	3,742	336,855
BASF AG	Germany	6,910	903,635
E.I. DuPont de Nemours & Co. ρ	United States	8,853	399,978

			1,640,468

Construction Materials 0.4%
Ibiden Co., Ltd.	Japan	3,400	219,652
Lafarge SA	France	1,360	212,932

			432,584

Containers & Packaging 0.3%
Owens-Illinois, Inc. * ρ	United States	6,488	326,995

Metals & Mining 4.0%
Anglo American plc	United Kingdom	13,920	761,140
BHP Billiton plc	United Kingdom	36,341	1,077,030
Freeport-McMoRan Copper & Gold, Inc. ρ	United States	5,295	471,414
JFE Holdings, Inc.	Japan	7,900	365,096
Rio Tinto plc	United Kingdom	4,690	468,048
Sumitomo Metal Industries, Ltd.	Japan	111,000	523,414
Teck Cominco, Ltd.	Canada	9,400	307,195
ThyssenKrupp AG	Germany	14,500	711,354

			4,684,691

TELECOMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 3.9%
AT&T, Inc.	United States	27,712	1,066,635
France Telecom	France	9,650	340,416
Koninklijke KPN NV	Netherlands	32,090	581,741
Singapore Telecommunications	Singapore	218,000	566,473
Telecom Italia SpA	Italy	144,370	436,583
Telefonica SA	Spain	20,130	588,734
Telus Corp.	Canada	6,240	262,527
Verizon Communications, Inc.	United States	17,557	681,914

			4,525,023

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.7%
NTT DoCoMo, Inc.	Japan	213	$334,676
Rogers Communications, Inc., Class B	Canada	6,500	248,776
Vodafone Group plc	United Kingdom	383,022	1,344,099

			1,927,551

UTILITIES 4.8%
Electric Utilities 2.8%
Cheung Kong Infrastructure Holdings, Ltd.	Hong Kong	56,000	215,377
E.ON AG	Germany	5,540	1,017,277
Edison International	United States	8,598	448,472
Enel SpA	Italy	64,610	719,820
FirstEnergy Corp.	United States	8,102	577,024
Kansai Electric Power Co., Inc.	Japan	11,400	284,873

			3,262,843

Multi-Utilities 2.0%
CenterPoint Energy, Inc. ρ	United States	30,552	489,137
National Grid plc	United Kingdom	41,930	645,187
PG&E Corp.	United States	4,246	174,256
RWE AG	Germany	4,470	547,521
SUEZ	France	7,740	472,724

			2,328,825

Total Common Stocks (cost $96,840,817)			114,844,365

	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 9.5%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
2.20%, 05/01/2008 ƒ ß	United States	$20,000	19,890
2.24%, 04/17/2008 ƒ ß	United States	50,000	49,764

			69,654

	Country	Shares	Value

MUTUAL FUND SHARES 9.4%
Navigator Prime Portfolio, 3.92% § ρρ	United States	10,128,409	10,128,409
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	United States	825,001	825,001

			10,953,410

Total Short-Term Investments (cost $11,023,064)			11,023,064

Total Investments (cost $107,863,881) 108.8%			125,867,429
Other Assets and Liabilities (8.8%)			(10,175,575)

Net Assets 100.0%			$115,691,854

ρ	All or a portion of this security is on loan.
*	Non-income producing security.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

United States	44.6%
United Kingdom	11.1%
Japan	10.4%
Germany	5.8%
France	3.9%
Canada	2.9%
Netherlands	2.6%
Switzerland	2.6%
Italy	2.2%
Spain	1.9%
Australia	1.9%
Hong Kong	1.7%
Sweden	1.5%
Singapore	1.1%
Cayman Islands	1.0%
Finland	1.0%
Denmark	0.9%
Bermuda	0.7%
Norway	0.7%
Belgium	0.4%
Greece	0.4%
Austria	0.3%
Panama	0.2%
Netherland Antilles	0.2%

100.0%

At January 31, 2008 the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2008	Unrealized Gain (Loss)

March 2008	6 S&P 500 Index E-mini	$410,793	$413,880	$3,087
March 2008	4 DJ Euro Stoxx 50 Index	231,781	226,893	(4,888)
March 2008	2 FTSE 100 Index	236,247	233,591	(2,656)

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $108,117,101. The gross unrealized appreciation and depreciation on securities based on tax cost was $23,595,308 and $5,844,980, respectively, with a net unrealized appreciation of $17,750,328.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

8

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 94.9%
CONSUMER DISCRETIONARY 21.1%
Auto Components 4.3%
Compagnie Generale des Etablissements Michelin, Class B	France	119,690	$11,475,584
Continental AG	Germany	29,838	3,094,685
Leoni AG	Germany	57,272	2,394,163
Nokian Renkaat Oyj	Finland	301,091	10,218,920

			27,183,352

Distributors 1.5%
Compania de Distribucion Integral Logista SA	Spain	120,357	9,508,656

Diversified Consumer Services 1.5%
Capella Education Co. * ρ	United States	59,037	3,724,054
Strayer Education, Inc. ρ	United States	34,112	5,887,049

			9,611,103

Hotels, Restaurants & Leisure 1.8%
Alsea SA de CV	Mexico	1,068,800	1,317,234
Groupe Flo *	France	245,529	2,596,814
Intralot SA	Greece	94,952	1,606,278
Penn National Gaming, Inc. *	United States	109,400	5,705,210
Regent Inns plc *	United Kingdom	666,000	244,579

			11,470,115

Internet & Catalog Retail 1.0%
priceline.com, Inc. * ρ	United States	55,200	5,990,304

Leisure Equipment & Products 0.3%
Amer Sports Corp. ρ	Finland	53,850	1,035,648
Koei Co., Ltd. * ρ	Japan	60,900	1,038,010

			2,073,658

Media 2.1%
D+S europe AG	Germany	221,243	3,032,174
Lamar Advertising Co., Class A ρ	United States	109,200	4,708,704
Promotora de Informaciones SA ρ	Spain	215,196	3,412,078
Toho Co., Ltd. * ρ	Japan	70,400	1,696,127

			12,849,083

Multi-line Retail 0.3%
Isetan Co., Ltd.	Japan	149,000	1,737,313

Specialty Retail 3.3%
Carphone Warehouse plc ρ	United Kingdom	739,586	4,875,127
Game Group plc	United Kingdom	1,760,833	6,993,546
GameStop Corp., Class A *	United States	99,500	5,147,135
Gruppo Coin SpA * ρ	Italy	581,582	3,852,445

			20,868,253

Textiles, Apparel & Luxury Goods 5.0%
adidas AG	Germany	296,653	18,921,928
Geox SpA ρ	Italy	202,958	3,457,860
Hanesbrands, Inc. * ρ	United States	202,400	5,183,464
La Seda de Barcelona SA, Ser. B * ρ	Spain	856,647	1,702,272
Polo Ralph Lauren Corp.	United States	41,944	2,541,387

			31,806,911

CONSUMER STAPLES 7.5%
Beverages 1.0%
Davide Campari Milano SpA ρ	Italy	387,336	3,203,362
Remy Cointreau SA *	France	52,739	3,180,849

			6,384,211

1

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 4.0%
Carrefour SA	France	240,415	$16,889,494
Sugi Pharmacy Co., Ltd. ρ	Japan	149,800	4,172,023
Sundrug Co., Ltd. ρ	Japan	161,000	4,098,976

			25,160,493

Food Products 2.5%
Ariake Japan Co., Ltd. ρ	Japan	94,400	1,390,639
Chocoladefabriken Lindt & Sprungli AG	Switzerland	1,017	3,158,356
Hain Celestial Group, Inc. * ρ	United States	173,900	4,695,300
Lotte Confectionery Co., Ltd.	South Korea	1,017	1,626,917
Ralcorp Holdings, Inc. * ρ	United States	94,100	5,119,981

			15,991,193

ENERGY 5.8%
Energy Equipment & Services 3.8%
Atwood Oceanics, Inc. *	United States	81,792	6,796,097
Dresser-Rand Group, Inc. *	United States	113,900	3,610,630
Dril-Quip, Inc. * ρ	United States	99,600	4,834,584
SBM Offshore NV	Netherlands	46,497	1,344,574
Sechilienne SA	France	59,225	3,600,823
Technip SA	France	65,420	4,224,895

			24,411,603

Oil, Gas & Consumable Fuels 2.0%
China Gas Holdings, Ltd. ρ	Hong Kong	9,830,000	2,794,582
ERG SpA	Italy	54,089	881,319
Premier Oil plc *	United Kingdom	34,552	891,744
Southwestern Energy Co. *	United States	140,971	7,881,689

			12,449,334

FINANCIALS 5.7%
Capital Markets 0.8%
ICAP plc	United Kingdom	234,027	3,141,579
Tullett Prebon plc	United Kingdom	214,412	2,203,385

			5,344,964

Commercial Banks 0.3%
Associated Banc-Corp.	United States	41,137	1,159,367
Bank of Yokohama, Ltd.	Japan	152,000	992,865

			2,152,232

Diversified Financial Services 1.8%
Ackermans & Van Haaren NV	Belgium	48,244	4,735,097
Nasdaq Stock Market, Inc. * ρ	United States	119,400	5,524,638
RAB Capital plc ρ	United Kingdom	510,979	800,103

			11,059,838

Insurance 1.4%
NIPPONKOA Insurance Co., Ltd. *	Japan	170,000	1,558,948
QBE Insurance Group, Ltd.	Australia	151,434	3,847,881
SCOR S.E.	France	158,866	3,289,328

			8,696,157

Real Estate Investment Trusts 0.2%
Capitacommercial Trust ρ	Singapore	837,000	1,240,552

2

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 1.2%
Chinese Estates Holdings, Ltd.	Bermuda	820,000	$1,356,890
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	185,393	2,389,716
Patrizia Immobilien AG ρ	Germany	121,344	794,945
Sino Land Co., Ltd. ρ	United States	298,000	925,002
Tokyo Tatemono Co., Ltd. *	Japan	238,000	2,005,236

			7,471,789

HEALTH CARE 9.4%
Biotechnology 0.8%
Cephalon, Inc. * ρ	United States	78,600	5,158,518

Health Care Equipment & Supplies 4.5%
ArthroCare Corp. * ρ	United States	112,621	4,508,219
Beckman Coulter, Inc.	United States	75,600	5,027,400
Grifols SA *	Spain	278,143	6,745,782
Hologic, Inc. *	United States	98,600	6,345,896
STERIS Corp.	United States	130,700	3,238,746
Symmetry Medical, Inc. *	United States	150,900	2,746,380

			28,612,423

Health Care Providers & Services 2.8%
Message Co. ρ	Japan	827	1,544,238
Pediatrix Medical Group, Inc. *	United States	91,100	6,202,999
Psychiatric Solutions, Inc. * ρ	United States	170,437	5,142,084
VCA Antech, Inc. *	United States	124,900	4,828,634

			17,717,955

Life Sciences Tools & Services 1.3%
AMAG Pharmaceuticals, Inc. * ρ	United States	44,800	2,309,888
Qiagen NV * ρ	United States	289,200	5,899,680

			8,209,568

INDUSTRIALS 22.5%
Aerospace & Defense 1.1%
BAE Systems plc	United Kingdom	198,821	1,852,107
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	46,821	2,032,031
MTU Aero Engines Holding AG ρ	Germany	58,856	3,150,845

			7,034,983

Air Freight & Logistics 0.2%
Sinotrans, Ltd. ρ	China	3,637,000	1,243,604

Building Products 0.5%
Uralita SA ρ	Spain	367,444	2,865,158

Commercial Services & Supplies 4.6%
Eurofins Scientific SA	France	64,035	6,748,093
FTI Consulting, Inc. * ρ	United States	110,519	6,112,806
Nissha Printing Co., Ltd. * ρ	Japan	72,800	2,430,581
Serco Group plc	United Kingdom	756,542	6,305,331
Societe BIC SA	France	24,177	1,508,225
Watson Wyatt Worldwide, Inc.	United States	124,309	6,109,787

			29,214,823

3

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 5.8%
AMEC plc	United Kingdom	212,828	$2,918,775
Astaldi SpA	Italy	277,618	1,776,312
Balfour Beatty plc	United Kingdom	837,218	7,035,481
Bauer AG *	Germany	40,477	2,401,202
Bilfinger Berger AG	Germany	15,718	985,816
Hochtief AG	Germany	11,730	1,171,659
Impregilo SpA	Italy	346,335	1,894,588
J&P Avax SA	Greece	121,583	1,015,079
Koninklijke Bam Groep NV	Netherlands	129,154	2,437,126
Koninklijke Boskalis Westminster NV	Netherlands	173,281	9,410,031
Okumura Corp. ρ	Japan	362,000	2,033,465
Tecnicas Reunidas SA	Spain	57,354	3,449,181

			36,528,715

Electrical Equipment 2.5%
Carbone Lorraine SA	France	70,934	3,743,333
EnerSys, Inc. * ρ	United States	200,100	4,610,304
Roper Industries, Inc. ρ	United States	82,000	4,585,440
SGL Carbon AG *	Germany	52,030	2,650,751

			15,589,828

Industrial Conglomerates 0.6%
Compagnie Industriali Reunite SpA	Italy	174,105	545,111
Smiths Group plc	United Kingdom	163,306	3,238,074

			3,783,185

Machinery 2.4%
Aker Yards ASA ρ	Norway	193,860	1,742,409
Charter plc *	United Kingdom	159,228	2,189,294
Kawasaki Heavy Industries, Ltd. ρ	Japan	299,000	751,456
Kaydon Corp. ρ	United States	109,900	4,801,531
Rocky Mountain Dealerships, Inc.	Canada	55,900	579,592
Titan International, Inc. ρ	United States	183,200	5,219,368

			15,283,650

Road & Rail 3.3%
Arriva plc	United Kingdom	328,922	4,808,503
FirstGroup plc	United Kingdom	289,459	3,801,477
Landstar System, Inc.	United States	108,800	5,443,264
National Express Group plc	United Kingdom	160,900	3,754,465
Stagecoach Group plc	United Kingdom	703,184	3,362,609

			21,170,318

Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Class A ρ	United States	104,900	4,308,243

Transportation Infrastructure 0.8%
Cintra Concesiones de Infraestructuras de Transporte SA ρ	Spain	242,403	3,515,592
Hamburger Hafen und Logistik AG	Germany	24,880	1,862,104

			5,377,696

INFORMATION TECHNOLOGY 14.8%
Communications Equipment 2.3%
Acme Packet, Inc. * ρ	United States	348,500	3,352,570
F5 Networks, Inc. * ρ	United States	220,278	5,183,141
NICE-Systems, Ltd., ADR *	Israel	196,922	6,027,783

			14,563,494

4

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 1.1%
Logitech International SA *	Switzerland	194,838	$5,925,329
Tatung Co., Ltd. *	Taiwan	2,471,000	1,239,343

			7,164,672

Electronic Equipment & Instruments 1.4%
Flir Systems, Inc. * ρ	United States	200,100	6,059,028
MegaChips Corp. ρ	Japan	52,800	709,652
Nidec Corp. *	Japan	28,600	1,885,640

			8,654,320

Internet Software & Services 3.4%
Akamai Technologies, Inc. * ρ	United States	175,100	5,288,020
Bankrate, Inc. * ρ	United States	75,762	4,108,573
SINA Corp. * ρ	Cayman Islands	236,588	9,392,544
VistaPrint, Ltd.	Bermuda	65,607	2,441,237

			21,230,374

IT Services 0.7%
Syntel, Inc. ρ	United States	142,003	4,207,549

Office Electronics 0.8%
Neopost ρ	France	49,059	4,986,932

Semiconductors & Semiconductor Equipment 1.9%
Monolithic Power Systems, Inc. * ρ	United States	166,536	2,604,623
Power Integrations, Inc. *	United States	185,071	4,715,609
SiRF Technology Holdings, Inc. * ρ	United States	324,900	4,974,219

			12,294,451

Software 3.2%
ANSYS, Inc. * ρ	United States	145,645	5,084,467
Capcom Co., Ltd. * ρ	Japan	204,300	4,939,676
Quality Systems, Inc. ρ	United States	101,200	3,075,468
Software AG	Germany	36,458	2,805,586
Square Enix Co., Ltd.	Japan	146,700	4,194,952

			20,100,149

MATERIALS 5.6%
Chemicals 4.5%
CF Industries Holdings, Inc.	United States	48,700	5,207,491
Mitsubishi Gas Chemical Co., Inc.	Japan	134,000	1,253,768
Rhodia SA * ρ	France	328,880	9,163,782
Sumitomo Bakelite Co., Ltd. ρ	Japan	193,000	1,025,452
Tokuyama Corp. ρ	Japan	138,000	985,846
Toray Industries, Inc. ρ	Japan	416,000	2,813,490
Umicore SA	Belgium	35,135	7,997,523

			28,447,352

Containers & Packaging 0.5%
Rexam plc	United Kingdom	341,421	2,869,620

Metals & Mining 0.6%
Lihir Gold, Ltd. *	Papua New Guinea	548,949	1,808,733
Randgold Resources, Ltd., ADR ρ	Channel Islands	43,571	2,078,773

			3,887,506

5

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.2%
BCE, Inc.	Canada	35,800	$1,245,978
Telecom Italia SpA	Italy	491,693	1,131,650
Time Warner Telecom, Inc. *	United States	312,900	5,469,492

			7,847,120

Wireless Telecommunication Services 0.2%
StarHub, Ltd.	Singapore	531,290	1,113,278

UTILITIES 1.1%
Electric Utilities 0.1%
Terna Energy SA	Greece	94,700	949,886

Water Utilities 1.0%
Kelda Group plc	United Kingdom	144,997	3,130,987
Pennon Group plc	United Kingdom	226,853	2,994,601

			6,125,588

Total Common Stocks (cost $567,097,147)			600,002,072

PREFERRED STOCKS 0.3%
INDUSTRIALS 0.3%
Construction & Engineering 0.3%
TAEYOUNG Engineering & Construction, Var. Rate Pfd. (cost $1,094,836)	South Korea	190,500	1,934,869

OTHER 0.1%
Eveready Income Fund (cost $553,303)	Canada	115,500	378,839

SHORT-TERM INVESTMENTS 26.4%
MUTUAL FUND SHARES 26.4%
Navigator Prime Portfolio, 3.92% § ρρ	United States	143,470,190	143,470,190
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	United States	23,544,965	23,544,965

Total Short-Term Investments (cost $167,015,155)			167,015,155

Total Investments (cost $735,760,441) 121.7%			769,330,935
Other Assets and Liabilities (21.7%)			(137,310,834)

Net Assets 100.0%			$632,020,101

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

6

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

United States	38.3%
France	11.9%
United Kingdom	11.2%
Germany	7.2%
Japan	7.2%
Spain	5.2%
Italy	2.8%
Netherlands	2.2%
Belgium	2.1%
Finland	1.9%
Cayman Islands	1.6%
Switzerland	1.5%
Israel	1.0%
Australia	0.6%
Bermuda	0.6%
Greece	0.6%
South Korea	0.6%
Hong Kong	0.5%
Argentina	0.4%
Singapore	0.4%
Canada	0.4%
Channel Islands	0.3%
Brazil	0.3%
Papua New Guinea	0.3%
Norway	0.3%
Mexico	0.2%
China	0.2%
Taiwan	0.2%

100.0%

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $736,908,670. The gross unrealized appreciation and depreciation on securities based on tax cost was $81,554,823 and $49,132,558, respectively, with a net unrealized appreciation of $32,422,265.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.7%
CONSUMER DISCRETIONARY 11.6%
Auto Components 3.1%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	610,878	$58,569,486
Nokian Renkaat Oyj	Finland	795,430	26,996,607

			85,566,093

Automobiles 0.2%
Toyota Motor Corp.	Japan	114,500	6,221,801

Hotels, Restaurants & Leisure 0.7%
Sodexho Alliance SA ρ	France	353,949	19,186,725

Household Durables 0.7%
Koninklijke Philips Electronics NV	Netherlands	375,082	14,696,866
Sony Corp.	Japan	119,600	5,710,758

			20,407,624

Media 2.0%
Television Broadcasts, Ltd.	Hong Kong	1,363,000	7,461,711
Toho Co., Ltd. * ρ	Japan	445,800	10,740,534
Vivendi SA ρ	France	975,707	39,216,229

			57,418,474

Specialty Retail 0.6%
Inditex SA ρ	Spain	247,994	12,433,929
Yamada Denki Co., Ltd. ρ	Japan	38,500	4,106,902

			16,540,831

Textiles, Apparel & Luxury Goods 4.3%
adidas AG ρ	Germany	1,769,402	112,860,807
Geox SpA ρ	Italy	542,686	9,245,916

			122,106,723

CONSUMER STAPLES 15.4%
Beverages 3.0%
Diageo plc	United Kingdom	1,790,152	36,011,791
Foster’s Group, Ltd. ρ	Australia	1,239,195	6,284,893
Heineken NV	Netherlands	668,897	37,536,408
Marston’s plc	United Kingdom	1,025,998	5,623,825

			85,456,917

Food & Staples Retailing 4.6%
Carrefour SA ρ	France	1,717,355	120,646,617
Tesco plc	United Kingdom	976,332	8,144,981

			128,791,598

Food Products 5.4%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	4,031	12,518,520
Groupe Danone ρ	France	313,903	25,315,682
Lotte Confectionery Co., Ltd.	South Korea	5,265	8,422,534
Nestle SA	Switzerland	138,271	61,635,267
Unilever NV	Netherlands	1,360,945	44,230,211

			152,122,214

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	431,000	10,134,016

Tobacco 2.1%
British American Tobacco plc	United Kingdom	933,733	33,435,966
Japan Tobacco, Inc.	Japan	2,105	11,196,229
Swedish Match AB	Sweden	613,445	13,545,204

			58,177,399

1

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY 5.2%
Oil, Gas & Consumable Fuels 5.2%
BP plc	United Kingdom	3,648,767	$38,700,835
ENI SpA	Italy	848,310	27,306,433
OAO LUKOIL, ADR	Russia	167,040	11,588,584
PTT Public Co.	Thailand	740,200	7,219,276
Royal Dutch Shell plc, Class A ρ	United Kingdom	404,474	14,403,952
Statoil ASA	Norway	591,200	15,430,713
Total SA ρ	France	450,657	32,649,016

			147,298,809

FINANCIALS 13.5%
Capital Markets 0.4%
UBS AG	Switzerland	270,008	11,144,328

Commercial Banks 5.3%
Alpha Bank SA	Greece	177,370	5,889,813
Bank of Yokohama, Ltd.	Japan	2,362,000	15,428,592
BNP Paribas SA ρ	France	291,699	28,803,932
Commonwealth Bank of Australia	Australia	358,150	16,155,286
DBS Group Holdings, Ltd.	Singapore	709,000	8,881,361
Greek Postal Savings Bank SA	Greece	608,800	9,570,030
Intesa Sanpaolo SpA *	Italy	2,022,629	13,875,428
Lloyds TSB Group plc	United Kingdom	1,696,554	14,936,024
National Bank of Greece SA	Greece	145,040	8,873,754
Royal Bank of Scotland Group plc	United Kingdom	521,945	3,987,029
Unicredito Italian SpA	Italy	3,219,846	23,608,398

			150,009,647

Consumer Finance 0.5%
Orix Corp.	Japan	75,890	12,896,503

Diversified Financial Services 2.7%
Compagnie Nationale a Portefeuille	Belgium	57,546	3,770,791
Criteria Caixa Corp. SA *	Spain	1,602,581	10,570,974
Groupe Bruxelles Lambert SA	Belgium	228,380	26,499,739
Guoco Group, Ltd. +	Bermuda	913,000	10,773,533
Hellenic Exchanges SA	Greece	336,509	11,317,744
Pargesa Holdings SA	Switzerland	132,263	13,057,474

			75,990,255

Insurance 3.3%
Allianz SE	Germany	134,087	24,119,074
Amlin plc ρ	United Kingdom	914,615	4,853,387
AXA SA ρ	France	775,892	26,564,478
CNP Assurances ρ	France	49,990	6,079,989
Mitsui Sumitomo Insurance Co., Ltd.	Japan	899,000	9,264,282
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	119,743	21,602,492
Sony Financial Holdings, Inc. *	Japan	386	1,493,835

			93,977,537

Real Estate Management & Development 1.3%
Chinese Estates Holdings, Ltd. ρ	Bermuda	3,858,000	6,384,000
Hysan Development Co., Ltd.	Hong Kong	2,448,000	7,272,724
IRSA Inversiones y Representaciones SA, GDR *	Argentina	780,812	10,064,667
Patrizia Immobilien AG ρ	Germany	888,080	5,817,960
Shun Tak Holdings, Ltd. ρ	Hong Kong	4,668,000	6,555,831

			36,095,182

HEALTH CARE 4.8%
Health Care Equipment & Supplies 0.3%
Smith & Nephew plc	United Kingdom	566,808	7,729,370

2

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 4.5%
GlaxoSmithKline plc	United Kingdom	652,498	$15,399,212
Novartis AG	Switzerland	787,925	39,767,647
Roche Holding AG	Switzerland	256,918	46,425,679
Teva Pharmaceutical Industries, Ltd., ADR	Israel	530,444	24,421,642

			126,014,180

INDUSTRIALS 11.8%
Aerospace & Defense 2.9%
BAE Systems plc	United Kingdom	7,079,629	65,949,926
Thales SA ρ	France	264,822	15,283,614

			81,233,540

Building Products 0.3%
Assa Abloy AB, Class B	Sweden	420,200	7,325,526

Construction & Engineering 0.9%
Bilfinger Berger AG	Germany	225,539	14,145,566
Okumura Corp. ρ	Japan	1,811,000	10,172,944

			24,318,510

Electrical Equipment 3.4%
Alstom SA	France	243,260	49,058,224
Mitsubishi Electric Corp.	Japan	2,328,000	21,668,872
Schneider Electric SA ρ	France	220,735	25,568,345

			96,295,441

Industrial Conglomerates 2.6%
Keppel Corp., Ltd.	Singapore	2,442,000	19,967,643
Siemens AG ρ	Germany	383,420	49,621,129
Smiths Group plc	United Kingdom	262,325	5,201,448

			74,790,220

Machinery 1.1%
Fanuc, Ltd.	Japan	69,500	6,108,548
KCI Konecranes International Oyj	Finland	228,650	6,941,686
Komatsu, Ltd. ρ	Japan	374,000	9,015,760
THK Co., Ltd.	Japan	530,600	10,532,752

			32,598,746

Transportation Infrastructure 0.6%
Macquarie Airports	Australia	2,370,520	8,391,623
Macquarie Infrastructure Group ρ	Australia	2,743,406	7,572,647

			15,964,270

INFORMATION TECHNOLOGY 6.8%
Communications Equipment 1.3%
Nokia Corp.	Finland	987,297	36,266,466

Electronic Equipment & Instruments 0.7%
Ingenico SA ρ	France	268,175	7,393,783
Keyence Corp.	Japan	55,800	11,874,382

			19,268,165

Office Electronics 1.7%
Canon, Inc.	Japan	603,500	26,012,380
Neopost ρ	France	209,200	21,265,542

			47,277,922

Semiconductors & Semiconductor Equipment 0.6%
ASML Holding NV	Netherlands	479,730	12,767,462
United Microelectronics Corp.	Taiwan	6,220,228	3,423,069

			16,190,531

3

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 2.5%
Nintendo Co., Ltd.	Japan	111,400	$55,613,140
SAP AG	Germany	100,484	4,834,644
Square Enix Co., Ltd. ρ	Japan	374,400	10,706,135

			71,153,919

MATERIALS 9.8%
Chemicals 5.4%
Akzo Nobel NV	Netherlands	228,191	16,864,425
BASF AG	Germany	45,814	5,991,189
Bayer AG	Germany	348,865	28,664,452
Hitachi Chemical Co., Ltd.	Japan	263,700	4,571,528
Lonza Group AG	Switzerland	249,874	31,928,707
Rhodia SA *	France	1,183,023	32,963,301
Tokuyama Corp. ρ	Japan	1,157,000	8,265,395
Toray Industries, Inc. ρ	Japan	1,505,000	10,178,613
Umicore SA	Belgium	52,418	11,931,526

			151,359,136

Construction Materials 0.3%
CRH plc-London Exchange	Ireland	248,203	9,356,948

Containers & Packaging 0.4%
Rexam plc	United Kingdom	1,255,071	10,548,785

Metals & Mining 3.7%
BHP Billiton plc	United Kingdom	289,021	8,565,648
Companhia Vale do Rio Doce, ADR	Brazil	992,795	29,763,994
Rio Tinto plc	United Kingdom	651,010	64,968,900

			103,298,542

TELECOMMUNICATION SERVICES 8.9%
Diversified Telecommunication Services 4.9%
BCE, Inc.	Canada	89,450	3,113,204
Chunghwa Telecom Co., Ltd.	Taiwan	8,097,727	17,398,633
Koninklijke KPN NV	Netherlands	740,056	13,416,046
Telecom Italia SpA, ADR	Italy	176,322	5,344,320
Telecom Italia SpA	Italy	3,682,678	8,475,826
Telefonica SA	Spain	2,387,573	69,828,397
Telenor ASA	Norway	987,400	20,395,438

			137,971,864

Wireless Telecommunication Services 4.0%
Bouygues SA	France	222,413	17,114,179
China Unicom, Ltd.	Hong Kong	15,120,000	35,636,512
Sistema JSFC, GDR *	Russia	288,707	10,293,354
Tim Participacoes SA, ADR ρ	Brazil	164,051	6,265,108
Vodafone Group plc	United Kingdom	12,358,471	43,368,298

			112,677,451

UTILITIES 5.9%
Electric Utilities 1.6%
E.ON AG	Germany	52,822	9,699,384
Electricite de France ρ	France	183,463	19,073,398
Fortum Oyj	Finland	435,600	17,596,096

			46,368,878

Gas Utilities 1.5%
Gaz de France ρ	France	398,441	21,544,208
Tokyo Gas Co., Ltd.	Japan	4,232,000	19,693,312

			41,237,520

4

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 2.8%
National Grid plc	United Kingdom	386,565	$5,948,170
RWE AG ρ	Germany	258,884	31,710,141
SUEZ ρ	France	534,613	32,651,735
United Utilities plc	United Kingdom	496,642	7,080,295

			77,390,341

Total Common Stocks (cost $2,180,577,033)			2,636,178,947

PREFERRED STOCKS 2.6%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd. ρ	Germany	5,681	10,207,796

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	360,620	10,634,939

HEALTH CARE 1.6%
Health Care Equipment & Supplies 1.6%
Fresenius AG, Var. Rate Pfd.	Germany	593,189	46,287,402

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	15,949	7,369,058

Total Preferred Stocks (cost $47,313,620)			74,499,195

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	21,233	315

OTHER 1.0%
Yellow Pages Income Fund (cost $27,138,593)	Canada	2,394,367	28,668,908

SHORT-TERM INVESTMENTS 9.9%
MUTUAL FUND SHARES 9.9%
Navigator Prime Portfolio, 3.92% § ρρ	United States	203,965,411	203,965,411
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	United States	74,096,826	74,096,826

Total Short-Term Investments (cost $278,062,237)			278,062,237

Total Investments (cost $2,533,091,483) 107.2%			3,017,409,602
Other Assets and Liabilities (7.2%)			(202,734,983)

Net Assets 100.0%			$2,814,674,619

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

5

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

The following table shows the percent of long-term investments by geographic location as of January 31, 2008:

France	21.8%
United Kingdom	14.4%
Germany	13.3%
Japan	10.6%
Switzerland	7.9%
Netherlands	5.1%
Italy	3.6%
Spain	3.4%
Finland	3.2%
Hong Kong	2.1%
Belgium	1.5%
Australia	1.4%
Brazil	1.3%
Norway	1.3%
Greece	1.3%
Canada	1.2%
Singapore	1.1%
Israel	0.9%
Russia	0.8%
Sweden	0.8%
Taiwan	0.8%
Bermuda	0.6%
South Korea	0.6%
Argentina	0.4%
Ireland	0.3%
Thailand	0.3%

100.0%

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $2,578,224,895. The gross unrealized appreciation and depreciation on securities based on tax cost was $553,679,404 and $114,494,697, respectively, with a net unrealized appreciation of $439,184,707.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 7.6%
Household Durables 1.7%
NVR, Inc. * ρ	United States	6,100	$3,852,150

Media 4.9%
Lions Gate Entertainment Corp. * ρ	Canada	436,000	4,137,640
Singapore Press Holdings, Ltd.	Singapore	290,000	902,824
Time Warner, Inc.	United States	250,000	3,935,000
Warner Music Group Corp. ρ	United States	275,000	2,186,250

			11,161,714

Specialty Retail 1.0%
H&M Hennes & Mauritz AB, Class B	Sweden	44,000	2,381,140

CONSUMER STAPLES 13.5%
Beverages 1.3%
Diageo plc	United Kingdom	145,000	2,916,909

Food & Staples Retailing 3.8%
Aeon Co., Ltd.	Japan	200,000	2,422,170
Carrefour SA	France	40,000	2,810,057
Tesco plc	United Kingdom	410,000	3,420,396

			8,652,623

Food Products 6.7%
Bunge, Ltd. ρ	Bermuda	56,000	6,634,320
Cadbury Schweppes plc	United Kingdom	320,000	3,531,834
Unilever NV	Netherlands	163,000	5,300,760

			15,466,914

Household Products 1.7%
Kao Corp.	Japan	130,000	3,938,275

ENERGY 6.5%
Energy Equipment & Services 3.8%
Transocean, Inc. *	Cayman Islands	35,000	4,291,049
Weatherford International, Ltd. *	Bermuda	73,000	4,512,130

			8,803,179

Oil, Gas & Consumable Fuels 2.7%
Royal Dutch Shell plc ρ	United Kingdom	111,231	3,972,268
Total SA ρ	France	30,000	2,173,428

			6,145,696

FINANCIALS 24.2%
Commercial Banks 14.9%
77 Bank, Ltd.	Japan	718,000	4,475,475
Chinatrust Financial Holding Co., Ltd. *	Taiwan	5,890,000	4,756,158
Deutsche Postbank AG	Germany	42,000	3,507,339
HSBC Holdings plc ρ	United Kingdom	1,818	27,082
M&T Bank Corp. ρ	United States	46,000	4,221,420
Mitsubishi UFJ Financial Group, Inc.	Japan	500,000	4,945,411
Societe Generale ρ	France	12,167	1,507,771
Standard Chartered plc	United Kingdom	166,532	5,537,781
Unicredito Italian SpA	Italy	701,000	5,139,838

			34,118,275

Consumer Finance 1.7%
Orix Corp.	Japan	13,000	2,209,178
Orix Corp., ADR *	Japan	21,100	1,747,713

			3,956,891

Diversified Financial Services 2.3%
JPMorgan Chase & Co.	United States	112,111	5,330,878

1

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.3%
AFLAC, Inc.	United States	67,000	$4,109,110
American International Group, Inc.	United States	70,000	3,861,200
Cathay Financial Holding Co., Ltd.	Taiwan	1,745,000	4,100,221

			12,070,531

HEALTH CARE 8.7%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	United States	61,000	3,705,140

Pharmaceuticals 7.1%
AstraZeneca plc, ADR ρ	United Kingdom	43,000	1,799,550
Eli Lilly & Co.	United States	85,000	4,379,200
Novartis AG	Switzerland	80,000	4,037,709
Novo Nordisk AS	Denmark	27,600	1,731,780
Sanofi-Aventis SA	France	27,000	2,196,231
Shionogi & Co., Ltd.	Japan	110,000	2,063,996

			16,208,466

INDUSTRIALS 14.2%
Aerospace & Defense 5.6%
Boeing Co.	United States	33,100	2,753,258
European Aeronautic Defence & Space Co., NV ρ	Netherlands	128,520	3,251,903
Finmeccanica SpA ρ	Italy	154,000	4,605,456
Northrop Grumman Corp.	United States	29,500	2,341,120

			12,951,737

Airlines 1.3%
AMR Corp. * ρ	United States	212,000	2,955,280

Building Products 2.1%
Toto, Ltd. ρ	Japan	600,000	4,776,512

Electrical Equipment 1.7%
Thomas & Betts Corp. * ρ	United States	89,000	4,027,250

Industrial Conglomerates 1.9%
Siemens AG ρ	Germany	33,000	4,270,766

Machinery 1.6%
Komatsu, Ltd. ρ	Japan	154,000	3,712,372

INFORMATION TECHNOLOGY 9.9%
Communications Equipment 0.8%
Alcatel-Lucent ρ	France	289,000	1,829,370

Computers & Peripherals 2.3%
Apple, Inc. *	United States	39,000	5,279,040

Semiconductors & Semiconductor Equipment 4.6%
Samsung Electronics Co., Ltd.	South Korea	4,412	2,828,932
Samsung Electronics Co., Ltd., GDR	South Korea	9,000	2,835,000
Texas Instruments, Inc. ρ	United States	160,000	4,948,800

			10,612,732

Software 2.2%
Adobe Systems, Inc. *	United States	18,000	628,740
Oracle Corp. *	United States	216,000	4,438,800

			5,067,540

MATERIALS 2.8%
Chemicals 2.8%
Syngenta AG	Switzerland	4,000	1,052,226
Toray Industries, Inc. ρ	Japan	793,000	5,363,216

			6,415,442

2

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 9.4%
Diversified Telecommunication Services 4.3%
AT&T, Inc.	United States	123,000	$4,734,270
Deutsche Telekom AG	Germany	250,000	5,101,733

			9,836,003

Wireless Telecommunication Services 5.1%
KDDI Corp.	Japan	631	4,260,915
Vodafone Group plc	United Kingdom	2,100,000	7,369,312

			11,630,227

UTILITIES 1.9%
Electric Utilities 1.9%
Enersis SA ρ	Chile	312,000	4,436,640

Total Common Stocks (cost $219,582,879)			226,509,692

SHORT-TERM INVESTMENTS 20.9%
MUTUAL FUND SHARES 20.9%
Navigator Prime Portfolio, 3.92% § ρρ	United States	45,496,123	45,496,123
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	United States	2,407,882	2,407,882

Total Short-Term Investments (cost $47,904,005)			47,904,005

Total Investments (cost $267,486,884) 119.6%			274,413,697
Other Assets and Liabilities (19.6%)			(45,055,398)

Net Assets 100.0%			$229,358,299

*	Non-income producing security
ρ	All or a portion of this security is on loan.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

United States	29.9%
Japan	17.6%
United Kingdom	12.6%
Germany	5.7%
Bermuda	4.9%
France	4.6%
Italy	4.3%
Taiwan	3.9%
Netherlands	3.8%
South Korea	2.5%
Switzerland	2.2%
Chile	2.0%
Cayman Islands	1.9%
Canada	1.8%
Sweden	1.1%
Denmark	0.8%
Singapore	0.4%

100.0%

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $267,859,302. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,628,873 and $22,074,478, respectively, with a net unrealized appreciation of $6,554,395.

3

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.1%
MATERIALS 92.1%
Metals & Mining 92.1%
Agnico-Eagle Mines, Ltd. ρ	Canada	963,164	$60,756,385
Agnico-Eagle Mines, Ltd. – Canadian Exchange	Canada	173,700	11,008,533
Alamos Gold, Inc. *	Canada	497,600	3,472,609
Anatolia Minerals Development, Ltd. *	Canada	1,344,100	6,700,065
Anglo Platinum, Ltd.	South Africa	92,526	13,359,552
AngloGold Ashanti, Ltd., ADR ρ	South Africa	470,591	19,562,468
Aquarius Platinum, Ltd.	Bermuda	752,649	9,009,101
Aurelian Resources, Inc. * ρ	Canada	1,725,184	13,759,505
Aurizon Mines, Ltd. *	Canada	2,295,700	9,154,878
Avoca Resources, Ltd. * ρ	Australia	1,300,000	2,336,810
Barrick Gold Corp.	Canada	1,439,083	74,098,384
BHP Billiton plc	United Kingdom	240,661	7,132,414
Centerra Gold, Inc. *	Canada	1,091,920	16,546,716
Companhia Vale do Rio Doce, ADR	Brazil	223,872	6,711,683
Compania de Minas Buenaventura SA, ADR ρ	Peru	359,822	24,108,074
Detour Gold Corp.	Canada	50,000	896,575
Eldorado Gold Corp. *	Canada	187,000	1,221,126
Eldorado Gold Corp. – Canadian Exchange * ρ	Canada	4,219,900	27,766,652
Entree Gold, Inc. ρ	Canada	750,000	1,630,028
Etruscan Resources, Inc. * +	Canada	1,935,000	4,436,967
First Quantum Minerals, Ltd. ρ	Canada	124,900	9,362,675
FNX Mining Co., Inc. *	Canada	232,939	6,177,336
Franco-Nevada Corp. 144A	Canada	80,000	1,527,342
Freeport-McMoRan Copper & Gold, Inc. ρ	United States	127,286	11,332,273
Gammon Gold, Inc. *	Canada	220,200	1,523,541
Gammon Gold, Inc. – Canadian Exchange *	Canada	65,700	457,192
Gold Fields, Ltd.	South Africa	181,085	2,708,721
Gold Fields, Ltd., ADR ρ	South Africa	1,099,196	16,520,916
Goldcorp, Inc.	Canada	996,694	37,096,951
Goldcorp, Inc., Class A	Canada	917,254	34,146,119
Golden Star Resources, Ltd. * ρ	Canada	2,324,369	9,274,232
Golden Star Resources, Ltd. – Canadian Exchange *	Canada	180,844	719,373
Great Basin Gold, Ltd. *	Canada	2,214,700	6,712,216
Harry Winston Diamond Corp.	Canada	227,800	5,620,906
Hochschild Mining plc ρ	United Kingdom	1,827,251	13,406,550
IAMGOLD Corp. ρ	Canada	1,269,044	10,121,481
Impala Platinum Holdings, Ltd.	South Africa	819,346	30,639,950
International Minerals Corp.	Canada	303,700	1,892,353
Ivanhoe Mines, Ltd. *	Canada	118,200	1,160,730
Ivanhoe Mines, Ltd., ADR *	Canada	153,500	1,482,892
Kinross Gold Corp. – Canadian Exchange *	Canada	3,617,284	79,879,209
Lihir Gold, Ltd. * ρ	Papua New Guinea	11,107,161	36,597,008
Lonmin plc	United Kingdom	177,807	10,224,442
Minefinders Corp., Ltd. * ρ	Canada	247,900	2,945,983
Nautilus Minerals, Inc. *	Canada	274,934	753,769
Newcrest Mining, Ltd.	Australia	2,326,510	73,061,511
Newmont Mining Corp. ρ	United States	466,455	25,347,165
OceanaGold Corp. * ρ	Canada	1,179,400	2,704,372
Orezone Resources, Inc. * ρ	Canada	3,000,000	4,200,000
Orezone Resources, Inc. – Canadian Exchange * ρ	Canada	494,800	705,412
Pan American Silver Corp. *	Canada	197,852	7,168,178
Platmin, Ltd.	Canada	225,000	1,794,527
Polymetal, GDR * 144A	Russia	318,276	2,584,242
Randgold Resources, Ltd., ADR ρ	Channel Islands	1,881,922	89,786,499
Red Back Mining, Inc. *	Canada	1,353,007	11,114,877

1

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Red Back Mining, Inc. * 144A	Canada	200,000	$1,631,025
Rio Tinto plc	United Kingdom	90,481	9,029,740
Rockwell Diamonds, Inc. * +	Canada	3,750,000	2,355,316
Royal Gold, Inc. ρ	United States	115,101	3,459,936
Semafo, Inc. *	Canada	1,493,100	1,816,043
Silver Standard Resources, Inc. * ρ	Canada	76,696	2,668,254
Silvercorp Metals, Inc.	Canada	611,448	5,699,655
Sino Gold Mining, Ltd. * ρ	Australia	1,611,033	11,341,173
Troy Resources NL	Canada	575,000	1,490,454
Western Goldfields, Inc. *	Canada	752,282	2,639,981
Xstrata plc	United Kingdom	44,854	3,428,606
Yamana Gold, Inc. ρ	Canada	840,537	13,852,050
Yamana Gold, Inc. – Canadian Exchange ρ	Canada	2,297,040	38,129,421

Total Common Stocks (cost $502,384,806)			961,961,122

PRIVATE PLACEMENT 1.7%
Evergreen Special Investments (Cayman) SPC * ° ø (cost $11,882,322)	Cayman Islands	10,069	17,198,461

WARRANTS 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Etruscan Resources, Inc., Expiring 11/02/2010 *	Canada	217,500	111,672
Golden Star Resources, Ltd., Expiring 11/28/2008 * ☐	Canada	432,000	428,145
Great Basin Gold, Ltd., Expiring 4/20/2009 *	Canada	300,000	209,361
International Minerals Corp., Expiring 5/8/2019 * +	Canada	151,850	47,687
Nautilus Minerals, Inc., Expiring 2/20/2009 * + ☐	Canada	225,650	5,174
Nevsun Resources, Ltd., Expiring 12/19/2008 * + ☐	Canada	100,000	748
Rockwell Diamonds, Inc., Expiring 5/9/2009 * + ☐	Canada	3,750,000	351,428
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	2,006,381
SouthernEra Resources, Ltd., Expiring 11/17/2008 * + ☐	Canada	800,000	0
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	274,164

Total Warrants (cost $874,133)			3,434,760

	Country	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 1.9%
MATERIALS 1.9%
Metals & Mining 1.9%
Lyxor Gold Bullion Securities, Ltd. * ¤ (cost $13,181,618)	United Kingdom	$22,229,400	20,262,739

	Country	Shares	Value

SHORT-TERM INVESTMENTS 26.3%
MUTUAL FUND SHARES 26.3%
Navigator Prime Portfolio, 3.92% § ρρ	United States	239,353,901	239,353,901
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	United States	35,342,505	35,342,505

Total Short-Term Investments (cost $274,696,406)			274,696,406

Total Investments (cost $803,019,285) 122.3%			1,277,553,488
Other Assets and Liabilities (22.3%)			(233,198,149)

Net Assets 100.0%			$1,044,355,339

2

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

°	Affiliated company
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2008:

Canada	54.2%
Channel Islands	9.0%
Australia	8.6%
South Africa	8.3%
United Kingdom	6.3%
United States	4.0%
Papua New Guinea	3.6%
Peru	2.4%
Cayman Islands	1.7%
Bermuda	0.9%
Brazil	0.7%
Russia	0.3%

100.0%

During the period ended January 31, 2008, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period ended January 31, 2008 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special Investments (Cayman) SPC	9,969	100	0	$5,316,139	$17,198,461

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $809,564,017. The gross unrealized appreciation and depreciation on securities based on tax cost was $475,168,357 and $7,178,886, respectively, with a net unrealized appreciation of $467,989,471.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

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EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

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Item 2 - Controls and Procedures

(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)     There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)   Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By: _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2008

By: ________________________

        Kasey Phillips

        Principal Financial Officer

Date: March 30, 2008